Notes to the Balance Sheet - Summary of Financial Liabilities from Future Payments to Royalty Pharma (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities Royalty Pharma [Line Items]
Financial Liabilities from Future Payments to Royalty Pharma	€ 1,436,165,000	€ 1,500,474,000
Current portion of financial liabilities from future payments to royalty pharma	119,811,363	102,171,167
Financial Liabilities from Future Payments to Royalty Pharma	1,316,353,147	1,398,303,228
Royalty Pharma - Financial Liability
Financial Liabilities Royalty Pharma [Line Items]
Financial Liabilities from Future Payments to Royalty Pharma	1,058,317,000	1,141,884,000	€ 1,193,557,000
Current portion of financial liabilities from future payments to royalty pharma	111,028,000	102,171,000
Financial Liabilities from Future Payments to Royalty Pharma	947,289,000	1,039,713,000
Development Funding Bond
Financial Liabilities Royalty Pharma [Line Items]
Financial Liabilities from Future Payments to Royalty Pharma	377,847,000	358,590,000	€ 62,619,000
Current portion of financial liabilities from future payments to royalty pharma	8,784,000	0
Financial Liabilities from Future Payments to Royalty Pharma	€ 369,064,000	€ 358,590,000